LOANS (Details 3) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of loans and receivables [Line Items]
Impairment provision:		$ 5,618,481	$ 1,882.9		$ 4,261,444
Total gross credit portfolio [Member]
Disclosure of loans and receivables [Line Items]
Loans and receivables		166,372,776			155,160,176
Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		2,659,322			1,814,944	$ 1,679,229	$ 1,448,771
Loans and receivables		89,536,494			83,191,116
Consumer [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		2,456,791			2,022,825	1,679,147	1,404,743
Loans and receivables		50,156,131			46,712,389
Mortgage [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		130,882			124,100	95,102	70,709
Loans and receivables		15,103,533			13,781,433
Microcredit [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		74,167			63,137	49,206	47,808
Loans and receivables		409,688			399,431
Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		297,319			236,438	$ 215,640	$ 185,772
Loans and receivables		11,166,930			11,075,807
Loans assessed collectively [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		4,127,448			3,461,950
Loans and receivables		111,015,017			101,380,024
Loans assessed collectively [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		1,296,007			1,090,422
Loans and receivables		39,689,559			34,625,723
Loans assessed collectively [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		2,456,721			2,022,778
Loans and receivables		50,104,363			46,619,979
Loans assessed collectively [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		130,101			123,273
Loans and receivables		15,088,599			13,772,927
Loans assessed collectively [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		74,167			63,137
Loans and receivables		409,688			399,431
Loans assessed collectively [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		170,452			162,340
Loans and receivables		5,722,808			5,961,964
Loans assessed individually [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		1,491,033			799,494
Loans and receivables	[2]	55,357,759			53,780,152
Loans assessed individually [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		1,363,315			724,522
Loans and receivables	[2]	49,846,935			48,565,393
Loans assessed individually [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		70			47
Loans and receivables	[2]	51,768			92,410
Loans assessed individually [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		781			827
Loans and receivables	[2]	14,934			8,506
Loans assessed individually [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		0			0
Loans and receivables	[2]	0			0
Loans assessed individually [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Impairment provision:		126,867			74,098
Loans and receivables	[2]	$ 5,444,122			$ 5,113,843

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Loans individually evaluated for impairment that are not considered impaired, additionally are evaluated collectively for impairment according to historical losses experience adjusted to reflect current economic conditions.